Related-party Transactions: Transactions with Related Parties (Details) (USD $)	6 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jan. 31, 2013	Jan. 31, 2012
Related Party Transaction, Amounts of Transaction	$ 90,148	$ 299,986	$ 569,939	$ 1,060,647
Company Owned by the Chief Financial Officer
Related Party Transaction, Amounts of Transaction	20,000	148,277	30,000	298,397
Company Controlled by Directors
Related Party Transaction, Amounts of Transaction	23,331	144,908	359,338	665,945
Company Controlled by Major Shareholder
Related Party Transaction, Amounts of Transaction	6,817	6,801	17,530	48,990
Chilean subsidiary
Related Party Transaction, Amounts of Transaction				$ 47,315